LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT [Abstract]
Schedule of Land Use Rights	Land use right as of December 31, 2013 and December 31, 2012 consist of the following:
	December 31, 2013	December 31, 2012

Land use right, net	$30,997,489	$13,625,738

Distribution of consideration	The consideration was allocated as follows:
Land use rights	$29,009,733
Replacement cost	20,704,280
Total consideration	$49,714,013

Schedule of Future Amortization of Land Use Rights	The total future amortization is as follows:
December 31
2014	$1,570,364
2015	1,570,364
2016	1,570,364
2017	1,570,364
2018	1,570,364
Over 5 years	23,145,669
$30,997,489